Financial assets, liabilities and financial result (excluding Orange Bank) - Other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale financial assets [abstract]
Other comprehensive income	€ 23	€ (4)	€ 15
Operating segments [member] | Telecom activities, operating segment [member]
Available-for-sale financial assets [abstract]
Profit (loss) recognized in other comprehensive income during the period	20	(601)	15
Reclassification in net income during the period		602
Other comprehensive income	€ 20	€ 1	€ 15